SCHEDULE OF FAIR VALUE WARRANTS (Details)	Dec. 11, 2021 $ / shares	Mar. 25, 2021 $ / shares	Dec. 31, 2020
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants term	5 years	5 years	5 years
Measurement Input, Share Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input, percentage	0.14	0.15
Measurement Input, Exercise Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input, percentage	0.16	0.25
Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input, percentage	60.64	100.76
Measurement Input, Expected Dividend Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input, percentage	0	0
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input, percentage	0.10	0.07